Prepayments and other current assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Prepayments to suppliers	210,819	351,354
Contract cost assets	192,848	285,040
Foreign exchange swaps *	—	16,247
Others	21,251	25,448
Prepayments and other current assets	424,918	678,089

	As of December 31,
	2021	2022
	RMB	RMB
Prepayments to suppliers	179,744	210,819
Contract cost assets	—	192,848
Prepaid rental and deposits	7,597	—
Deferred offering costs	5,719	—
Government grants receivable	30,000	—
Others	24,351	21,251
Prepayments and other current assets	247,411	424,918